Vert Global Sustainable Real Estate Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Number of
	Shares	Value
REITS - 98.1%
Diversified REITs - 11.0%
Activia Properties, Inc. (b)	51	165,550
American Assets Trust, Inc.	2,696	67,400
Charter Hall Long Wale REIT (b)	26,971	72,961
Cofinimmo SA (b)	1,345	174,676
Covivio (b)	3,098	173,986
Empire State Realty Trust, Inc.	6,516	58,383
Gecina SA (b)	2,706	356,082
Goodman Property Trust (b)	65,699	84,280
GPT Group (b)	132,483	294,332
Growthpoint Properties Ltd. (a)(b)	211,806	152,411
Growthpoint Properties Australia Ltd. (b)	17,207	26,616
Hulic Reit, Inc. (b)	86	100,056
ICADE (b)	1,807	141,829
Kenedix Office Investment Corp. (b)	24	127,091
Land Securities Group PLC (b)	39,794	274,415
LondonMetric Property PLC (b)	47,527	103,661
Merlin Properties Socimi SA (b)	21,966	165,770
Mirvac Group (b)	269,108	341,901
Morguard Real Estate Investment Trust (a)	2,403	8,794
NIPPON REIT Investment Corp. (b)	27	79,958
Nomura Real Estate Master Fund, Inc. (b)	196	249,296
Premier Investment Corp. (b)	72	79,674
Redefine Properties Ltd. (b)	417,094	55,179
Schroder Real Estate Investment Trust Ltd. (b)	45,940	22,036
Sekisui House Reit, Inc. (b)	284	182,069
Stockland (b)	151,275	232,618
Tokyu REIT, Inc. (b)	57	74,958
United Urban Investment Corp. (b)	222	222,102
Washington Real Estate Investment Trust	3,609	86,147
		4,174,231
Health Care REITs - 6.8%
Healthpeak Properties, Inc.	32,409	772,955
Ventas, Inc.	22,739	609,405
Welltower, Inc.	26,005	1,190,509
		2,572,869
Hotel & Resort REITs - 1.7%
DiamondRock Hospitality Co.	14,489	73,604

Hersha Hospitality Trust	1,877	6,720
Host Hotels & Resorts, Inc.	44,583	492,196
Pebblebrook Hotel Trust	7,108	77,406
		649,926
Industrial REITs - 12.6%
Frasers Logistics & Industrial Trust (b)	43,900	27,139
Goodman Group (b)	118,428	868,039
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,686	95,641
Industrial & Infrastructure Fund Investment Corp. (b)	106	143,553
LaSalle Logiport REIT (b)	79	107,088
Mitsubishi Estate Logistics REIT Investment Corp. (b)	18	59,326
Nippon Prologis REIT, Inc. (b)	134	337,156
PLA Administradora Industrial S de RL de CV (b)	47,473	52,771
Prologis Property Mexico SA de CV (b)	41,679	62,565
Prologis, Inc.	23,909	1,921,566
Rexford Industrial Realty, Inc.	6,993	286,783
Segro PLC (b)	66,181	625,633
STAG Industrial, Inc.	8,707	196,082
		4,783,342
Office REITs - 19.1%
Alexandria Real Estate Equities, Inc.	7,858	1,077,018
Allied Properties Real Estate Investment Trust (a)	4,412	140,264
Alstria Office REIT-AG (b)	9,147	131,268
Befimmo SA (b)	1,503	71,897
Boston Properties, Inc.	9,999	922,208
Brandywine Realty Trust	10,626	111,786
CapitaLand Commercial Trust (b)	142,100	152,482
Columbia Property Trust, Inc.	6,000	75,000
Corporate Office Properties Trust	7,263	160,730
Cousins Properties, Inc.	7,349	215,105
Cromwell Property Group (b)	133,089	65,026
Derwent London PLC (b)	6,300	254,490
Dexus Property Group (b)	75,033	415,803
Dream Office Real Estate Investment Trust (a)	1,900	31,511
Equity Commonwealth	6,785	215,152
Franklin Street Properties Corp.	4,560	26,129
Great Portland Estates PLC (b)	12,945	109,063
Hibernia REIT PLC (b)	62,249	71,812
Hudson Pacific Properties, Inc.	8,958	227,175
Ichigo Office REIT Investment (b)	85	58,977
Inmobiliaria Colonial Socimi SA (b)	15,229	143,558
Japan Excellent, Inc. (b)	75	86,623
Japan Prime Realty Investment Corp. (b)	50	151,064
JBG SMITH Properties	8,015	255,117
Keppel REIT (b)	91,800	61,068

Kilroy Realty Corp.	6,982	444,753
Manulife US Real Estate Investment Trust (b)	64,709	46,714
McKay Securities PLC (b)	283	615
MCUBS MidCity Investment Corp. (b)	101	71,569
Mori Hills REIT Investment Corp. (b)	112	149,780
Office Properties Income Trust	3,734	101,752
Orix JREIT, Inc. (b)	184	242,008
Paramount Group, Inc.	6,704	58,995
Precinct Properties New Zealand Ltd. (b)	72,240	73,217
Piedmont Office Realty Trust, Inc.	8,176	144,388
SL Green Realty Corp.	4,678	201,622
Vornado Realty Trust	11,205	405,733
Workspace Group PLC (b)	9,933	93,187
		7,264,659
Residential REITs - 17.2%
Advance Residence Investment Corp. (b)	88	255,745
AvalonBay Communities, Inc.	8,772	1,290,975
Equity LifeStyle Properties, Inc.	10,579	608,081
Equity Residential	23,968	1,479,065
Essex Property Trust, Inc.	4,267	939,764
Kenedix Residential Next Investment Corp. (b)	44	68,844
Killam Apartment Real Estate Investment Trust (a)(b)	3,600	40,367
Mid-America Apartment Communities, Inc.	7,334	755,622
NexPoint Residential Trust, Inc.	1,224	30,857
Nippon Accommodations Fund, Inc. (b)	19	103,374
Sun Communities, Inc.	6,082	759,338
UMH Properties, Inc.	3,972	43,136
The UNITE Group PLC (b)	18,379	183,412
		6,558,580
Retail REITs - 13.0%
Alexander’s, Inc.	163	44,980
Altarea SCA (b)	244	30,388
British Land Comany PLC (b)	54,871	228,822
CapitaLand Mall Trust (b)	111,700	140,057
Charter Hall Retail REIT (b)	27,718	52,937
Eurocommercial Properties NV (b)	1,959	18,919
Federal Realty Investment Trust	4,703	350,891
Hammerson PLC (b)	30,936	29,497
Japan Retail Fund Investment Corp. (b)	152	172,789
Kenedix Retail REIT Corp. (b)	32	45,451
Kimco Realty Corp.	24,295	234,933
Kiwi Property Group Ltd. (b)	125,134	69,780
Klepierre SA (b)	11,576	220,657
Link REIT (b)	120,700	1,017,318
Macerich Co.	7,689	43,289
Mercialys SA (b)	2,880	21,043
Regency Centers Corp.	10,862	417,427
Shaftesbury PLC (b)	8,165	62,265
Simon Property Group, Inc.	19,776	1,084,911
Unibail-Rodamco-Westfield (b)	8,118	465,377
Unibail-Rodamco-Westfield CDI (b)	8,820	23,225
Vastned Retail Belgium NV (b)	234	7,621
Vastned Retail NV (b)	465	7,803
Vicinity Centres (b)	212,718	133,064
Wereldhave Belgium NPV (b)	127	7,189
Wereldhave NV (b)	2,408	17,714
		4,948,347

	Specialized REITs - 16.7%
	American Tower Corp.	8,412	1,831,713
	Big Yellow Group PLC (b)	9,553	118,189
	Digital Realty Trust, Inc.	13,160	1,828,056
	Equinix, Inc.	3,151	1,968,020
	Iron Mountain, Inc.	17,241	410,336
	QTS Realty Trust, Inc.	3,811	221,076
			6,377,390
	TOTAL REITS (Cost $47,246,203)		37,329,344

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
	Invesco STIT - Government & Agency Portfolio - 0.43%	270,159	270,159
	TOTAL SHORT-TERM INVESTMENTS (Cost $270,159)		270,159
	TOTAL INVESTMENTS (Cost $47,516,362) - 98.8%		37,599,503
	Other Assets in Excess of Liabilities - 1.2%		472,526
	TOTAL NET ASSETS - 100.00%		$38,072,029

	Percentages are stated as a percent of net assets.

	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
(a)	The rate shown represents the fund’s 7-day yield as of March 31, 2020.
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

Country Allocation of Portfolio Assets*
United States	66.8%
Japan	8.8%
Australia	6.6%
United Kingdom	5.5%
France	3.7%
Hong Kong	2.7%
Singapore	1.1%
Spain	0.8%
Belgium	0.7%
New Zealand	0.6%
Canada	0.5%
South Africa	0.5%
Germany	0.3%
Mexico	0.3%
Ireland	0.2%
Netherlands	0.1%
Guernsey	0.1%
Short-Term Investments and Other	0.7%

* Percentages represent market value as a percentage of net assets.		0

Summary of Fair Value Measurements at March 31, 2020 (Unaudited)

    The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 1 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 1 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$373,135	$3,801,096	$-	$4,174,231
Health Care REITs	2,572,869	-	-	2,572,869
Hotel & Resort REITs	649,926	-	-	649,926
Industrial REITs	2,615,408	2,167,934	-	4,783,342
Office REITs	5,259,806	2,004,853	-	7,264,659
Residential REITs	4,656,230	1,902,350	-	6,558,580
Retail REITs	2,150,856	2,797,491	-	4,948,347
Specialized REITs	6,259,201	118,189	-	6,377,390
Total REITs	24,537,431	12,791,913	-	37,329,344
Short-Term Investments	270,159	-	-	270,159
Total Investments in Securities	$24,807,590	$12,791,913	$-	$37,599,503